EARNINGS PER SHARE (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EARNINGS PER SHARE [Abstract]
Net income attributable to equity holders of Credicorp	S/ 3,584,582	S/ 346,894	S/ 4,265,304
Number of Stock [Abstract]
Ordinary stock, Note 18(a) (in shares)	94,382,317	94,382,317	94,382,317
Less - opening balance of treasury stock (in shares)	(14,914,734)	(14,872,164)	(14,883,274)
Sale (acquisition) of treasury stock, net	S/ 26,604	S/ (99,716)	S/ (9,737)
Weighted average number of ordinary shares for basic earnings (in shares)	79,494,187	79,410,437	79,489,306
Plus - dilution effect - stock awards (in shares)	182,208	212,438	194,213
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)	79,676,395	79,622,875	79,683,519
Basic earnings per share (in Soles)	S/ 45.09	S/ 4.37	S/ 53.66
Diluted earnings per share (in Soles)	S/ 44.99	S/ 4.36	S/ 53.53